FINANCIAL INSTRUMENTS - Maturity dates for financial liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Accounts payable		$ 595			$ 775
Accrued liabilities		2,222			2,597
Other long-term liabilities		3,223			4,397
Long-term debt		16,805			22,458
Interest and other financing expense	$ 728	431	$ 375
AOSP
Disclosure of detailed information about financial instruments [line items]
Deferred purchase consideration payable				$ 375	469
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt		$ 16,870			22,597
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					2,027
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					4,228
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					10,351
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable					775
Accrued liabilities					2,597
Other long-term liabilities					572
Interest and other financing expense	842
Liquidity risk | Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					2,027
Liquidity risk | 1 to less than 2 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable					0
Accrued liabilities					0
Other long-term liabilities					0
Interest and other financing expense	755
Liquidity risk | 1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					4,228
Liquidity risk | 2 to less than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable					0
Accrued liabilities					0
Other long-term liabilities					0
Interest and other financing expense	1,712
Liquidity risk | 2 to less than 5 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					5,991
Liquidity risk | Thereafter
Disclosure of detailed information about financial instruments [line items]
Accounts payable					0
Accrued liabilities					0
Other long-term liabilities					0
Interest and other financing expense	$ 5,384
Liquidity risk | Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt					$ 10,351